CONVERTIBLE DEBENTURES FINANCING (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Debentures Financing
Reconciles of fair value of debentures to carrying amount

	Liability Component	Equity Component	Total
Balance, December 31, 2019	$594,191	$33,706	$627,897
Interest accrued	45,000	—	45,000
Balance, December 31, 2020	639,191	33,706	672,897
Interest accrued	30,000	—	30,000
Shares for debt issue	(209,602)	—	(209,602)
Balance, December 31, 2021	$459,589	$33,706	$493,295

Warrants activity

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2018	964,997	$0.60
Balance, December 31, 2019 and 2020	964,997	$0.60
Expired	(100,000)	$0.675
Issued	80,000	$0.50
Balance, December 31, 2021	944,997	$0.59

Warrants outstanding

Expiry Date	Exercise Price	Number of Warrants Outstanding
November 2, 2022	0.60	864,997
January 15, 2023	0.50	80,000
		944,997